Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2012	$ 164,882
Operating Leases - Future Minimum Rental Payments 2013	143,959
Operating Leases - Future Minimum Rental Payments 2014	116,968
Operating Leases - Future Minimum Rental Payments 2015	93,553
Operating Leases - Future Minimum Rental Payments 2016	74,264
Operating Leases - Future Minimum Rental Payments After 2016	784,023
Operating Leases - Future Minimum Rental Payments Total	1,377,649
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2012	37,278
Operating Leases - Future Minimum Rental Receipts 2013	30,797
Operating Leases - Future Minimum Rental Receipts 2014	25,078
Operating Leases - Future Minimum Rental Receipts 2015	16,456
Operating Leases - Future Minimum Rental Receipts 2016	6,839
Operating Leases - Future Minimum Rental Receipts After 2016	5,894
Operating Leases - Future Minimum Rental Receipts Total	122,342
Capital Leases Future Minimum Payments Due Abstract
Capital Leases - Future Minimum Rental Payments 2012	666
Capital Leases - Future Minimum Rental Payments 2013	564
Capital Leases - Future Minimum Rental Payments 2014	573
Capital Leases - Future Minimum Rental Payments 2015	582
Capital Leases - Future Minimum Rental Payments 2016	594
Capital Leases - Future Minimum Rental Payments After 2017	5,305
Capital Leases - Future Minimum Rental Payments Total	8,284
Less: Interest expense	(3,830)
Present value of minimum lease payments	4,454
Less: Current portion of obligations under capital leases	(245)
Long-term portion of obligations under capital leases	$ 4,209